Right-of use assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Right-of use assets
21	Right-of-use assets

	Aircraft and engines	Land use rights	Buildings	Others	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
		(Note 1)
Cost:
At January 1, 2019	187,991	3,671	1,300	138	193,100
Additions	20,609	225	1,490	51	22,375
Transfer from construction in progress (Note 20)	10,202	110	—	203	10,515
Reclassification with investment properties (Note 19)	—	16	—	—	16
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(2,641)	—	—	—	(2,641)
Disposals	(780)	—	—	—	(780)

At December 31, 2019	215,381	4,022	2,790	392	222,585

Accumulated amortization:
At January 1, 2019	55,048	701	—	—	55,749
Amortization charge for the year	14,485	107	637	34	15,263
Reclassification with investment properties (Note 19)	—	5	—	—	5
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(874)	—	—	—	(874)
Disposals	(769)	—	—	—	(769)

At December 31, 2019	67,890	813	637	34	69,374

Net book value:
At December 31, 2019	147,491	3,209	2,153	358	153,211

At January 1, 2019	132,943	2,970	1,300	138	137,351

Note 1:
The Group was formally granted the rights to use certain parcels of land by the relevant PRC authorities for periods of 30 to 70 years, which expire between 2020 and 2073.
As at December 31, 2019 and up to the date of approval of these financial statements, the Group is in the process of applying for land use right certificates in respect of certain land used by the Group. As at December 31, 2019, carrying value of such land use rights of the Group amounted to RMB843 million (December 31, 2018: RMB922 million). The Directors of the Company are of the opinion that the use of and the conduct of operating activities at the land referred to above are not affected by the fact that the Group has not yet obtained the relevant land use right certificates.
As at December 31, 2019, certain land use rights of the Group with an aggregate carrying value of approximately RMB87 million (December 31, 2018: lease prepayments of RMB88 million) were mortgaged for certain bank borrowings (Note 36(a)(i)).

In addition to the amortization charged, the analysis of expense items in relation to leases recognized in profit or loss is as follows:

	2019	2018	2017
	RMB million	RMB million	RMB million
		(Note)	(Note)
Interest on lease liabilities (Note 15)	5,302	2,409	2,009
Interest rate swaps: cash flow hedge, reclassified from equity (Note 15)	(18)	(13)	17
Expense relating to leases with remaining lease term ending on or before December 31, 2019	2,092	—	—
Expense relating to leases of variable lease payments not included in the measurement of lease liabilities	81	—	—
Total minimum lease payments for leases previously classified as operating leases under IAS 17	—	9,920	8,996
Note: The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use
assets relating to leases which were previously classified as operating leases under IAS 17. The depreciated carrying amount of the finance lease assets which were previously included in property, plant and equipment and lease prepayments is also identified as right-of-use
assets. After initial recognition of
right-of-use
assets at January 1, 2019, the Group as a lessee is required to recognize the amortization of right-of-use
assets, instead of the previous policy of recognizing rental expenses incurred under operating leases on a straight-line basis over the lease term. Under this approach, the comparative information is not restated. See Note 2(b).
During the year, additions to
right-of-use
assets were primarily related to the capitalized lease payments payable under new tenancy agreements and newly acquired leasehold aircraft.
Details of total cash outflow for leases and the maturity analysis of lease liabilities are set out in Note 34(d) and Note 37 respectively.